Description of Business (Details Narrative) - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 12, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 10, 2025	Jan. 27, 2025	Jan. 23, 2025	Dec. 20, 2024
Property, Plant and Equipment [Line Items]
Net income loss		$ 1,902,000	$ 2,058,000	$ 3,589,000	$ 2,109,000	$ 5,698,000	$ 7,755,000	$ 10,129,000	$ 33,780,000
Accumulated defecit		(103,471,000)						(101,569,000)	(91,440,000)
Cash		144,000						172,000	47,000
Cash		800,000
Retained Earnings (Accumulated Deficit)		$ 103,471,000						101,569,000	$ 91,440,000
Cash in advance								$ 200,000
Share price		$ 10.00									$ 0.9230	$ 0.9230	$ 0.8163
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Payments of fee	$ 35,000,000
Share price										$ 1.00
Subsequent Event [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Market value	35,000,000
Stockholders equity	2,500,000
Net income from continuing operations	$ 500,000